Change in working capital (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Change in working capital
(Increase)/decrease in receivables	kr (64,494)	kr (7,716)	kr (21,059)
(Increase)/decrease in Inventory	(52,772)	(14,404)	0
Increase/(decrease) in payables and other liabilities	(49,059)	119,938	17,061
Adjustment for non-cash investing activities	0	0	(7,932)
Cash outflow for investment in Beta Bionics	0	0	22,803
Change in working capital	kr (166,325)	kr 97,818	kr 10,873